Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 16, 2018
Registrant Name	Manager Directed Portfolios
Central Index Key	0001359057
Amendment Flag	false
Document Creation Date	Feb. 16, 2018
Document Effective Date	Feb. 16, 2018
Prospectus Date	Feb. 14, 2018
Marmont Redwood International Equity Fund | Institutional Shares
Prospectus:
Trading Symbol	MRILX